Cover	Oct. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41006
Entity Registrant Name	Integral Acquisition Corporation 1
Entity Central Index Key	0001850262
Entity Tax Identification Number	86-2148394
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	209-6132
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false